VIRTUS Vontobel Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—99.9%
Communication Services—7.5%
NetEase, Inc. (China)	674,864	$ 9,900
NetEase, Inc. ADR (China)	205,969	14,960
Telkom Indonesia Persero Tbk PT (Indonesia)	106,624,843	25,684
Tencent Holdings Ltd. (China)	1,798,196	76,946
		127,490

Consumer Discretionary—21.1%
Alibaba Group Holding Ltd. (China)(1)	2,757,045	30,465
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	12,455	1,097
Americana Restaurants International plc (United Arab Emirates)(1)	30,178,181	24,405
China Tourism Group Duty Free Corp., Ltd. Class A (China)	771,804	23,984
Eicher Motors Ltd. (India)	1,234,099	48,149
JD.com, Inc. ADR (China)	212,923	11,951
JD.com, Inc. Class A (China)	2,020,223	56,992
Lojas Renner S.A. (Brazil)	6,456,255	25,044
Meituan Class B (China)(1)	1,952,442	43,699
MercadoLibre, Inc. (Uruguay)(1)	8,762	7,415
Midea Group Co., Ltd. Class A (China)	3,610,680	26,905
Sands China Ltd. (Cayman Islands)(1)	5,311,318	17,624
Shenzhou International Group Holdings Ltd. (China)	1,803,592	20,288
Yum China Holdings, Inc. (China)	356,148	20,031
		358,049

Consumer Staples—19.6%
Chacha Food Co., Ltd. Class A (China)	3,343,829	24,051
Clicks Group Ltd. (South Africa)	1,403,107	22,303
Foshan Haitian Flavouring & Food Co., Ltd. Class A (China)	860,080	9,848
Heineken N.V. (Netherlands)	368,072	34,625
Hindustan Unilever Ltd. (India)	747,846	23,151
Inner Mongolia Yili Industrial Group Co., Ltd. Class A (China)	4,814,295	21,469
Kweichow Moutai Co., Ltd. Class A (China)	146,337	36,354
President Chain Store Corp. (Taiwan)	5,772,200	51,082
Raia Drogasil S.A. (Brazil)	9,434,787	42,387
Wal-Mart de Mexico SAB de C.V. (Mexico)	19,058,524	67,367
		332,637

Energy—3.4%
Reliance Industries Ltd. (India)	1,870,031	57,577
Financials—21.0%
Banco BTG Pactual S.A. (Brazil)	3,479,398	15,777
Bancolombia S.A. Sponsored ADR (Colombia)	875,066	24,974
Bank Central Asia Tbk PT (Indonesia)	57,888,482	31,794
Bank Rakyat Persero Tbk PT (Indonesia)	165,280,859	52,448
First Abu Dhabi Bank PJSC (United Arab Emirates)	4,919,497	22,906
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	1,041,384	44,988
Housing Development Finance Corp., Ltd. (India)	1,949,280	62,147
Kotak Mahindra Bank Ltd. (India)	1,648,700	36,415
Oversea-Chinese Banking Corp., Ltd. (Singapore)	661,402	6,014
Saudi Tadawul Group Holding Co. (Saudi Arabia)	306,410	14,758
SCB X PCL Foreign Shares (Thailand)	8,560,034	26,445
	Shares	Value

Financials—continued
United Overseas Bank Ltd. (Singapore)	712,225	$ 16,325
		354,991

Health Care—3.2%
Cipla Ltd. (India)	1,936,248	25,182
Hapvida Participacoes e Investimentos S.A. (Brazil)(1)	20,305,482	19,537
Wuxi Biologics Cayman, Inc. (China)(1)	1,161,837	8,909
		53,628

Industrials—6.4%
Shanghai M&G Stationery, Inc. Class A (China)	3,342,309	26,434
Shenzhen Inovance Technology Co., Ltd. Class A (China)	2,161,312	21,608
Techtronic Industries Co., Ltd. (Hong Kong)	1,734,881	19,359
Voltas Ltd. (India)	1,100,335	10,638
WEG S.A. (Brazil)	952,995	6,951
Wuxi Lead Intelligent Equipment Co., Ltd. Class A (China)	4,135,099	23,942
		108,932

Information Technology—14.2%
Accton Technology Corp. (Taiwan)	2,851,021	21,752
HCL Technologies Ltd. (India)	1,518,097	19,071
Infosys Ltd. (India)	1,389,380	25,329
Samsung Electronics Co., Ltd. (South Korea)	1,227,447	54,108
SK Hynix, Inc. (South Korea)	141,911	8,518
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	4,960,021	72,378
Tata Consultancy Services Ltd. (India)	559,012	22,006
TOTVS S.A. (Brazil)	3,456,365	18,081
		241,243

Materials—1.1%
Avia Avian Tbk PT (Indonesia)	460,703,415	18,644
Utilities—2.4%
ENN Energy Holdings Ltd. (China)	1,552,203	21,795
Power Grid Corp. of India Ltd. (India)	7,327,010	18,927
		40,722

Total Common Stocks (Identified Cost $1,671,586)		1,693,913

Total Long-Term Investments—99.9% (Identified Cost $1,671,586)		1,693,913

TOTAL INVESTMENTS—99.9% (Identified Cost $1,671,586)		$1,693,913
Other assets and liabilities, net—0.1%		994
NET ASSETS—100.0%		$1,694,907

Abbreviations:
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company

See Notes to Schedule of Investments

VIRTUS Vontobel Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
Footnote Legend:
(1)	Non-income producing.

Country Weightings†
China	31%
India	21
Taiwan	9
Indonesia	8
Brazil	7
Mexico	4
Hong Kong	4
Other	16
Total	100%
† % of total investments as of December 31, 2022.
The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,693,913	$1,693,913
Total Investments	$1,693,913	$1,693,913
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2022.
There were no transfers into or out of Level 3 related to securities held at December 31, 2022.
See Notes to Schedule of Investments

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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